Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 30,339
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 23,306
Spread (as a percent)	(0.04%)
Interest rate (as a percent)	3.00%
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (69)
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.87%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 373
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.95%
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (341)
Spread (as a percent)	0.45%
Interest rate (as a percent)	0.32%
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 100
Spread (as a percent)	0.00%
Interest rate (as a percent)	10.08%
ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (186)
Spread (as a percent)	0.00%
Interest rate (as a percent)	28.53%
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4,995
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.14%
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 727
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.01%
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 834
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.45%
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 74
Spread (as a percent)	3.21%
Interest rate (as a percent)	0.00%
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 849
Spread (as a percent)	4.39%
Interest rate (as a percent)	4.09%
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (320)
Spread (as a percent)	1.96%
Interest rate (as a percent)	2.81%
JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 9,126
Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7,834
Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	983
Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(184)
Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	224
Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	74
Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	193
Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	21,213
Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	15,472
Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(69)
Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	373
Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,324)
Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	100
Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(185)
Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5,179
Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	503
Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	829
Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	656
Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(318)
Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	30,649
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 23,641
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (68)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 375
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (327)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 103
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (186)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 4,936
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 729
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 837
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 74
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 856
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (321)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 9,489
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	8,016
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	539
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(176)
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	357
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	5
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	74
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	679
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	21,160
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	15,625
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(68)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	377
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(866)
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	103
Fair value | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(185)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	5,112
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	372
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	832
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	177
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(319)
Fair value | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	1
Fair value | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	32,222
Fair value | Underlying debt | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 15,264
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 575
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 149
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 16,548
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 98
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (186)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (144)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (496)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 100
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 460
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 74
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 213
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (433)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 721
Fair value | Underlying debt | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	41
Fair value | Underlying debt | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	462
Fair value | Underlying debt | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(215)
Fair value | Underlying debt | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(17)
Fair value | Underlying debt | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	100
Fair value | Underlying debt | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	5
Fair value | Underlying debt | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	74
Fair value | Underlying debt | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	274
Fair value | Underlying debt | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(2)
Fair value | Underlying debt | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	31,501
Fair value | Underlying debt | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	15,223
Fair value | Underlying debt | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	575
Fair value | Underlying debt | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	149
Fair value | Underlying debt | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	16,086
Fair value | Underlying debt | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	98
Fair value | Underlying debt | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(185)
Fair value | Underlying debt | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	71
Fair value | Underlying debt | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(479)
Fair value | Underlying debt | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	455
Fair value | Underlying debt | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(61)
Fair value | Underlying debt | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(431)
Fair value | Underlying debt | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1
Fair value | Underlying debt | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1,573)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 8,377
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (68)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (200)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (149)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (16,875)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 5
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 5,080
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,225
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (100)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 377
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 643
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 112
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 8,768
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	7,975
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(2)
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	77
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	39
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	374
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(100)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	405
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(10,341)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	402
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(68)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(198)
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(149)
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(16,952)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	5
Fair value | Derivative instruments | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	5,041
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	851
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	377
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	238
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	112
Fair value | Derivative instruments | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Option contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Financial instruments, at fair value	0
2022 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (8,251)
Spread (as a percent)	0.04%
Interest rate (as a percent)	(0.74%)
2022 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (69)
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.87%
2022 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 373
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.95%
2022 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (921)
Spread (as a percent)	0.35%
Interest rate (as a percent)	(0.48%)
2022 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (6)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (205)
Spread (as a percent)	0.00%
Interest rate (as a percent)	30.03%
2022 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4,413
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.13%
2022 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (32)
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.99%
2022 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 298
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.40%
2022 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (38)
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.48%
2022 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (331)
Spread (as a percent)	1.96%
Interest rate (as a percent)	2.91%
2022 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 907
2022 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	373
2022 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2022 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(700)
2022 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	135
2022 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5
2022 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
2022 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2022 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(9,158)
2022 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(69)
2022 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	373
2022 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2022 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,294)
2022 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
2022 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(204)
2022 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	5,113
2022 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(167)
2022 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	293
2022 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(35)
2022 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2022 | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(329)
2022 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,889
Spread (as a percent)	0.04%
Interest rate (as a percent)	(7.53%)
2023 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 95
Spread (as a percent)	1.75%
Interest rate (as a percent)	0.00%
2023 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 19
Spread (as a percent)	0.00%
Interest rate (as a percent)	44.70%
2023 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 25
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.75%
2023 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 318
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.59%
2023 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 62
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.46%
2023 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 48
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.24%
2023 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 11
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.18%
2023 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,101
2023 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	125
2023 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(41)
2023 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
2023 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(212)
2023 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(30)
2023 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	19
2023 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	66
2023 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	315
2023 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	62
2023 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	48
2023 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2023 | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11
2023 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,943
Spread (as a percent)	0.06%
Interest rate (as a percent)	0.59%
2024 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 131
Spread (as a percent)	0.67%
Interest rate (as a percent)	0.00%
2024 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 82
Spread (as a percent)	0.00%
Interest rate (as a percent)	9.39%
2024 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 85
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.57%
2024 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 56
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.81%
2024 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 143
Spread (as a percent)	1.35%
Interest rate (as a percent)	6.65%
2024 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 413
2024 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	132
2024 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	66
2024 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,530
2024 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2024 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	82
2024 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	85
2024 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	56
2024 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	77
2024 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,014
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.48%
2025 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (441)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 295
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 176
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.18%
2025 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 149
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.08%
2025 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 662
Spread (as a percent)	5.82%
Interest rate (as a percent)	3.19%
2025 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 119
2025 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(441)
2025 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	295
2025 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	130
2025 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,895
2025 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	176
2025 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	149
2025 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	532
2025 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4,177
Spread (as a percent)	(0.09%)
Interest rate (as a percent)	2.05%
2026 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,766)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 24
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.90%
2026 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 94
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.60%
2026 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 143
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.36%
2026 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,288
2026 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,766)
2026 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,889
2026 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
2026 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	94
2026 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	143
2026 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 20,534
Spread (as a percent)	(0.12%)
Interest rate (as a percent)	1.56%
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,561
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 262
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 86
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 126
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.38%
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 74
Spread (as a percent)	3.21%
Interest rate (as a percent)	0.00%
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 34
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.09%
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,006
Subsequent years | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,560
Subsequent years | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	262
Subsequent years | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	86
Subsequent years | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	74
Subsequent years | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	18,528
Subsequent years | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
Subsequent years | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	126
Subsequent years | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	34
Subsequent years | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0